Share Capital - Summary of Share Repurchases (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Disclosure of Share Repurchases [line items]
Common shares repurchased for cancellation | shares	36,332,197
Average price per share | $ / shares	$ 50.97
Shares repurchased	$ 1,852 [1]
Share Capital [member]
Disclosure of Share Repurchases [line items]
Shares repurchased	998
Contributed Surplus [member]
Disclosure of Share Repurchases [line items]
Shares repurchased	23
Retained Earnings [member]
Disclosure of Share Repurchases [line items]
Shares repurchased	$ 831

[1]	All equity transactions were attributable to common shareholders.